Segmented information (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 101,404	$ 166,133
Gross profit	5,252	63,465
Operating expenses	6,271,745	3,656,287
Comprehensive loss	(20,629,865)	(2,403,974)
Inventory	862,425		$ 420,737
Plant and equipment	7,477,398		$ 5,323,766
Electric Vehicles
Disclosure of operating segments [line items]
Revenue	0	0
Gross profit	0	0
Operating expenses	6,159,225	3,584,411
Other items	14,402,903	(1,196,739)
Income tax	0	0
Comprehensive loss	20,559,445	2,387,672
Inventory	632,582	0
Plant and equipment	6,980,275	2,496,859
Custom Built Vehicles
Disclosure of operating segments [line items]
Revenue	101,404	166,133
Gross profit	5,252	63,465
Operating expenses	112,520	71,876
Other items	3,225	7,891
Income tax	(42,756)	0
Comprehensive loss	67,737	16,302
Inventory	229,843	258,093
Plant and equipment	$ 497,123	$ 21,698